Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
Product revenue	$ 189,682
Parts revenue	26,677
Service revenue	10,181
Total revenue	226,540
Cost of revenue and expenses:
Cost of product and parts revenue	145,930
Research and development (notes 18 and 19)	43,294	34,663	26,213
General and administrative (note 18)	23,534
Sales and marketing (note 18)	24,961
Foreign exchange loss (gain)	(2,036)
Depreciation and amortization	6,280
Bank charges, interest and other	1,206
Total cost of revenue and expenses	243,169
Loss before undernoted	(16,629)
Income (loss) from investment accounted for by the equity method (note 7)	1,500
Interest on long-term debt and amortization of discount	(2,998)
Interest and other income	958
Gain on sale of long-term investments (note 7)			2,827
Loss before income taxes	(17,169)	(24,710)	(19,048)
Income tax recovery (expense) (note 20):
Current	(19,630)	(8,886)	(9,663)
Deferred	3,963	(761)	1,271
Total income tax recovery (expense)	(15,667)	(9,647)	(8,392)
Net loss for the year	(32,836)
Net income (loss) attributed to:
Joint venture partners (note 21)	12,958
The Company	(45,794)
Loss per share attributable to the Company:
Basic and diluted (in dollars per share)	$ (0.96)
Weighted average common shares outstanding:
Basic and diluted (in shares)	47,933,348
(Recast - Note 3(a))
Product revenue		110,475	94,803
Parts revenue		29,459	26,850
Service revenue		8,128
Total revenue		148,062	121,653
Cost of revenue and expenses:
Cost of product and parts revenue		90,982	82,979
Research and development (notes 18 and 19)		34,663	26,213
General and administrative (note 18)		16,211	11,839
Sales and marketing (note 18)		21,660	16,741
Foreign exchange loss (gain)		3,877	379
Depreciation and amortization		3,455	1,828
Bank charges, interest and other		665	419
Total cost of revenue and expenses		171,513	140,398
Loss before undernoted		(23,451)	(18,745)
Income (loss) from investment accounted for by the equity method (note 7)		842	(983)
Interest on long-term debt and amortization of discount		(3,323)	(2,539)
Interest and other income		1,222	392
Gain on sale of long-term investments (note 7)			2,827
Loss before income taxes		(24,710)	(19,048)
Income tax recovery (expense) (note 20):
Current		(8,886)	(9,663)
Deferred		(761)	1,271
Total income tax recovery (expense)		(9,647)	(8,392)
Net loss for the year		(34,357)	(27,440)
Net income (loss) attributed to:
Joint venture partners (note 21)		7,785	7,071
The Company		$ (42,142)	$ (34,511)
Loss per share attributable to the Company:
Basic and diluted (in dollars per share)		$ (1.00)	$ (1.01)
Weighted average common shares outstanding:
Basic and diluted (in shares)		42,305,889	34,133,247